Fair Value of Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Assets measured at fair value on a recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,457,776	$—	$—

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$280,164,163	$—	$—

Southland Holdings Llc [Member]
Schedule of Fair values of investments measured on a recurring basis

	As of
	December 31, 2021
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$—	$—
Total	12	12	—	—

Investments Noncurrent
Private Equity	3,925	—	—	3,925
Total noncurrent	3,925	—	—	3,925
Overall Total	$3,937	$12	$—	$3,925

	As of
	December 31, 2020
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Investments Noncurrent
Private Equity	$2,575	$—	$—	$2,575
Total	2,575	—	—	2,575
Overall Total	$2,575	$—	$—	$2,575

Schedule of Assets measured at fair value on a recurring basis

(Amounts in thousands)	Private Equity	Total
Balance – January 1, 2021	$2,575	$2,575
Total gains (losses) (realized / unrealized):
In Earnings:	1,134	1,134
Purchases, issuances, and sales:
Purchases	391	391
Sales	(175)	(175)
Balance – December 31, 2021	$3,925	$3,925

(Amounts in thousands)	Private Equity	Total
Balance – January 1, 2020	$2,231	$2,231
Total gains (losses) (realized / unrealized):
In Earnings:	(133)	(133)
Purchases, issuances, and sales:
Purchases	611	611
Sales	(134)	(134)
Balance – December 31, 2020	$2,575	$2,575